OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 11 – OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2016	2015
Other taxes payable	$488,712	$111,584
Accrued payroll & welfare	32,014	14,175
Accrued expense & liability	1,181,143	967,234
Interest payable	-	551,987
Others	38,605	24,690
	$1,740,474	$1,669,670